As filed with the Securities and Exchange Commission on March 26, 2013

Securities Act File No. 333-167481
Investment Company Act File No. 811-22428
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		X
Pre-Effective Amendment No.
Post-Effective Amendment No.	11	X

and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		X
Amendment No.	13	X

(Check appropriate box or boxes.)

CUSHING FUNDS TRUST
(Exact Name of Registrant as Specified in Agreement and Declaration of Trust)

8117 Preston Road, Suite 440
Dallas, Texas 75225
(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (214) 692-6334

Jerry V. Swank Cushing MLP Asset Management, LP 8117 Preston Road, Suite 440 Dallas, Texas 75225 (Name and Address of Agent for Service)	Copies to: Phillip Harris, Esq. Skadden, Arps, Slate, Meagher & Flom LLP Four Times Square New York, New York 10036

It is proposed that this filing will become effective (check appropriate box)
[		]	immediately upon filing pursuant to paragraph (b)
[	X	]	On April 1, 2013 pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[	X	]	This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A for Cushing Funds Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “1933 Act”) solely for the purpose of delaying, until April 1, 2013, the effectiveness of Post-Effective Amendment No. 10 (“PEA No. 10”), which was filed with the Commission via EDGAR Accession No. 0000894189-13-000135 on January 11, 2013, pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act. Since no other changes are intended to be made to PEA No. 10 by means of this filing, Parts A, B and C of PEA No. 10 are incorporated herein by reference.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 11 to its Registration Statement under Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment No. 11 to its Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Dallas, the State of Texas, on this 25th day of March, 2013.

By: Jerry V. Swank Chief Executive Officer and Trustee

As required by the Securities Act of 1933, as amended, this Post-Effective Amendment No. 11 to the Registrant’s Registration Statement has been signed below by the following persons in the capacities set forth below on the 25th day of March, 2013.

Principal Executive Officer:
_______________ Jerry V. Swank	Chief Executive Officer and Trustee
Principal Financial Officer:
_______________ John H. Alban	Chief Financial Officer and Treasurer

Trustees:
*/s/ Brian R. Bruce Brian R. Bruce	Trustee

*/s/ Edward N. McMillan Edward N. McMillan	Trustee

*/s/ Ronald P. Trout Ronald P. Trout	Trustee

* Signed by Daniel L. Spears pursuant to a power of attorney previously filed with the Registrant’s Registration Statement on September 15, 2010.
_______________ Daniel L. Spears Attorney-In-Fact June 15, 2012